Equity (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Paid in Capital of the Bank

As of December 31, 2018, 2017 and 2016, the paid-in capital of the Bank is represented by common shares subscribed and paid, with no par value, and its motion presented below:

	Common shares
	2018	2017	2016
	(number)	(number)	(number)
Issued as of January 1,	512,406,760,091	512,406,760,091	115,039,690,651
Issuance of paid shares	—	—	57,008,875,206
Increase in share for Itaú-Corpbanca business combination	—	—	340,358,194,234
Issuance of shares pending payment	—	—	—
Repurchase of own shares	—	—	—
Sale of own shares	—	—	—

Totals	512,406,760,091	512,406,760,091	512,406,760,091

Schedule of Shareholder List

The shareholders list as of December 31, 2018, 2017 and 2016, is as follows:

	Shares
	2018		2017		2016
Company name or shareholder name	Number of shares	Ownership %	Number of shares	Ownership %	Number of shares	Ownership %
Itaú Unibanco	195,408,043,473	38.14%	184,756,488,453	36.06%	184,756,488,453	36.06%
Itaú Unibanco Holding S.A.	115,039,610,411	22.45%	115,039,610,411	22.45%	115,039,610,411	22.45%
ITB Holding Brasil Participaçoes Ltda.	57,008,875,206	11.13%	57,008,875,206	11.13%	57,008,875,206	11.13%
CGB II SpA	10,908,002,836	2.13%	10,908,002,836	2.13%	10,908,002,836	2.13%
CGB III SpA	1,800,000,000	0.35%	1,800,000,000	0.35%	1,800,000,000	0.35%
Saga II SpA	7,000,000,000	1.37%	—	0.00%	—	0.00%
Saga III SpA (1)	3,651,555,020	0.71%	—	0.00%	—	0.00%
Saieh Family	146,394,540,608	28.57%	157,046,095,628	30.65%	157,046,095,628	30.65%
Corp Group Banking S.A.	136,127,850,073	26.57%	136,127,850,073	26.57%	136,127,850,073	26.57%
Compañía Inmobiliaria y de Inversiones Saga SpA (2)	10,266,690,535	2.00%	20,918,245,555	4.08%	20,918,245,555	4.08%
International Finance Corporation	17,017,909,711	3.32%	17,017,909,711	3.32%	17,017,909,711	3.32%
Others	153,586,266,299	29.97%	153,586,266,299	29.97%	153,586,266,299	29.98%
Stock brokers	55,791,614,655	10.89%	53,400,666,996	10.42%	33,053,299,686	6.45%
ADR holders and foreign investors	42,838,887,354	8.36%	50,064,467,904	9.77%	72,134,243,118	14.08%
Asset management companies	17,778,018,941	3.47%	16,892,054,779	3.30%	—	—
Santo Domingo Group	9,817,092,180	1.92%	9,817,092,180	1.92%	9,817,092,180	1.92%
Insurance companies	5,220,388,512	1.02%	5,212,338,243	1.02%	6,758,473,530	1.32%
Pension funds management companies	3,981,075,117	0.77%	944,399,401	0.18%	2,761,470,587	0.54%
Other minority shareholders	18,159,189,540	3.54%	17,255,246,796	3.36%	29,061,687,198	5.67%

Totals	512,406,760,091	100%	512,406,760,091	100%	512,406,760,091	100%

(1)	Shares in custody of a third party.
(2)	Includes 640,844,096 shares in custody of a third party.

Schedule of Distribution of Dividends

At the Ordinary Meeting of the Shareholders of Itaú Corpbanca held on March 27, 2018, the shareholders agreed to distribute net income for MCh$22,979 representing 40% of the profits for 2017 (as filed with the SBIF) and at an Ordinary Meeting of the Shareholders of Itaú Corpbanca held on March 27, 2017, the shareholders agreed to distribute profits for MCh$618, representing 30% of the 2016 net income (as filed with the SBIF). See Note 37 “Subsequent events” for 2018 dividends distribution decision.

	Income attributable to equity holders (*)	Allocated to reserves and retained earnings (*)	Allocated to dividends	Percentage distributed	Number of shares	Dividend per share (in pesos)
Years	MCh$	MCh$	MCh$	%
Year 2017 (Shareholders’ Meeting March 2018)	57,447	34,468	22,979	0.40	512,406,760,091	0.04485
Year 2016 (Shareholders’ Meeting March 2017)	2,059	1,441	618	0.30	512,406,760,091	0.00121

(*)	According to the Consolidated Financial Statements filed with the SBIF.

Schedule of Attributable to the Equity Holders of the Bank

As of December 31, 2018 and 2017 and for the year ended December 31, 2018, 2017 and 2016, the basic earnings and diluted earnings are as follows:

	As of and for the years ended December 31,
	2018		2017		2016
	N° of Shares	Amount	N° of Shares	Amount	N° of Shares	Amount
	Millions	MCh$	Millions	MCh$	Millions	MCh$
Basic earnings per share
Net income for the period	—	171,331	—	67,821	—	14,407
Weighted average number of outstanding shares	512,407	—	512,407	—	415,165	—
Assumed convertible debt conversion	—	—	—	—	—	—
Adjusted number of outstanding shares	512,407	—	—	—	415,165	—
Basic earnings per share (Chilean pesos)	—	—	—	0.132	—	0.035
Diluted earnings per share
Net income for the period	—	171,331	—	67,821	—	14,407
Weighted average number of outstanding shares	512,407	—	512,407	—	415,165
Dilutive effects
Assumed convertible debt conversion	—	—	—	—	—	—
Conversion of common shares	—	—	—	—	—	—
Options rights	—	—	—	—	—	—
Adjusted number of shares	512,407		512,407		415,165
Diluted earnings per share (Chilean pesos)	—	0.334	—	0.132		0.035

Schedule of Equity Effects and Income Taxes

The following are the equity effects and income taxes for years ended December 31, 2018 and 2017:

	Investments at FVTOCI	Hedge of net investments in foreign operations	Cash flow hedge	Exchange differences on investment in Colombia and New York branch	Defined benefits obligations	Totals
As of December 31, 2018	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Balances as of January 1, 2018	16,592	(5,730)	64,741	(57,485)	(2,736)	15,382
Changes due initial adoption IFRS 9	1,496	—	—	—	—	1,496
Restated balances as of January 1, 2018	18,088	(5,730)	64,741	(57,485)	(2,736)	16,878
Effects for the year	(295)	11,289	(35,338)	38,366	(500)	13,522

Balances as of December 31, 2018	17,793	5,559	29,403	(19,119)	(3,236)	30,400

Income taxes related to components of other comprehensive income (loss)
Balances as of January 1, 2018	(4,937)	1,389	(17,287)	—	718	(20,117)
Changes due initial adoption IFRS 9	(499)	—	—	—	—	(499)
Restated balances as of January 1, 2018	(5,436)	1,389	(17,287)	—	718	(20,616)
Effects for the year	(1,468)	(1,669)	9,541	—	(29)	6,375

Balances as of December 31, 2018	(6,904)	(280)	(7,746)	—	689	(14,241)

Net balances as of December 31, 2018	10,889	5,279	21,657	(19,119)	(2,547)	16,159

	Available for sale investments	Hedge of net investments in foreign operations	Cash flow hedge	Exchange differences on investment in Colombia and New York branch	Defined benefits obligations	Totals
As of December 31, 2017	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Balances as of January 1, 2017	10,372	(5,603)	14,917	2,380	(2,598)	19,468
Effects for the period	6,220	(127)	49,824	(59,865)	(138)	(4,086)

Balances as of December 31, 2017	16,592	(5,730)	64,741	(57,485)	(2,736)	15,382

Income taxes related to components of other comprehensive income (loss)
Balances as of January 1, 2017	(2,764)	1,345	(3,219)	—	722	(3,916)
Effects for the period	(2,173)	44	(14,068)	—	(4)	(16,201)
Balances as of December 31, 2017	(4,937)	1,389	(17,287)	—	718	(20,117)

Net balances as of December 31, 2017	11,655	(4,341)	47,454	(57,485)	(2,018)	(4,735)

	Available for sale investments	Net investments in foreign operations hedges	Cash flows hedges	Exchange differences on investment in Colombia and New York branch	Defined benefits obligations	Totals
As of December 31, 2016	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Balances as of January 1, 2016	(1,170)	—	—	—	—	(1,170)
Effects for the period	11,542	(5,603)	14,917	2,380	(2,598)	20,638

Balances as of December 31, 2016	10,372	(5,603)	14,917	2,380	(2,598)	19,468

Income taxes related to components of other comprehensive income loss)

Balances as of January 1, 2016	226	—	—	—	—	226
Effects for the period	(2,990)	1,345	(3,219)	—	722	(4,142)

Balances as of December 31, 2016	(2,764)	1,345	(3,219)	—	722	(3,916)

Net balances as of December 31, 2016	7,608	(4,258)	11,698	2,380	(1,876)	15,552

Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit
As of December 31, 2018				Other Comprehensive Income
Subsidiaries	Non-controlling	Equity	Net income	Financial instruments at FVTOCI	Exchange differences on translation	Hedge of net investment in foreign operations	Cash flow hedge	Defined benefits obligations	Deferred Tax	Total other comprehensive income	Total comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$	MCh$	MCh$
Itaú Corredor de Seguro Colombia S.A.	20.000%	409	15	—	—	—	—		—	—	15
Itaú Corpbanca Colombia S.A. y filiales	33.721%	217,673	(4,500)	(664)	10,244	(1,195)	—	(254)	305	8,436	3,936
Itaú Corredores de Seguros S.A. (Ex -Corpbanca Corredores de Seguros S.A.) (*)	0.000%	—	8	—	—	—	—		—	—	8
Itaú Administradora General de Fondos S.A. (**)	0.000%	—	—	—	—	—	—		—	—	—
Itaú Corpbanca Corredores de Bolsa Limitada (***)	0.000%	—	—	—	—	—	—		—	—	—

Totals		218,082	(4,477)	(664)	10,244	(1,195)	—	(254)	305	8,436	3,959

(*)

On April 1, 2018, the merger of Corpbanca Corredores de Seguro S.A. and Itaú Chile Corredora de Seguros Limitada through the absorption of this last entity in the first took place, being its new name Itaú Corredores de Seguros S.A. On September 10, 2018, Itaú Corpbanca acquired 127,901 shares from minority investors. As a result, the Bank and its subsidiaries own a 100% of the Company shares.

(**)	On December 10, 2018, Itaú Corpbanca acquired 1 share from minority investors. As a result, the Bank and its subsidiaries own a 100% of the Company shares.
(***)	On July 4, 2018, Itaú Asesorías Financieras S.A. acquired 2 shares from minority investors. As a result, the Bank and its subsidiaries own a 100% of the Company shares.

As of December 31, 2017				Other Comprehensive Income
	Non-controlling	Equity	Net income	Available for sale investments	Exchange differences on translation	Hedge of net investment in foreign operations	Cash Flow hedges	Defined benefits obligations	Deferred Tax	Total other comprehensive income	Comprehensive income
Subsidiaries	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Itaú Corredor de Seguros S.A (ex-Helm Corredor de Seguros S.A)	20.000%	380	(5)	—	—	—	—	—	—	—	(5)
Itaú Corpbanca Colombia S.A (ex-Banco Corpbanca Colombia S.A.)	33.721%	216,883	(5,001)	3,746	(18,437)	(627)	—	(70)	(1,305)	(16,693)	(21,694)
Itaú Chile Corredores de Seguros Ltda.	0.029%	12	10	—	—	—	—	—	—	—	10
Itaú Administradora General de Fondos S.A.	0.600%	1	—	—	—	—	—	—	—	—	—
Itaú Corpbanca Corredores de Bolsa Ltda.	0.000%	4	—	—	—	—	—	—	—	—	—

Totals		217,280	(4,996)	3,746	(18,437)	(627)	—	(70)	(1,305)	(16,693)	(21,689)

As of December 31, 2016				Other Comprehensive Income
	Non-controlling	Equity	Net income	Available for sale investments	Exchange differences on translation	Hedge of net investment in foreign operations	Cash flow hedges	Defined benefits obligations	Deferred Tax	Total Other Comprehensive income	Comprehensive income
Subsidiaries	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
SMU CORP S.A.	49.00%	437	—	—	—	—	—	—	—	—	—
Itaú Corredor de Seguros S.A (ex-Helm Corredor de Seguros S.A)	20.00%	601	78	—	—	—	—	—	—	—	78
Itaú Corpbanca Colombia S.A (ex-Banco Corpbanca Colombia S.A.)	33.72%	237,917	(527)	3,876	(9,481)	(1,459)	—	(1,322)	(133)	(8,519)	(9,046)
Itaú Chile C. de Seguros Ltda.	0.100%	13	10	—	—	—	—	—	—	—	10
Itaú Administradora General de Fondos S.A.	0.010%	1	1	—	—	—	—	—	—	—	1
Itaú BBA Corredor de Bolsa Ltda.	0.020%	—	—	—	—	—	—	—	—	—	—

Totals		238,969	(438)	3,876	(9,481)	(1,459)	—	(1,322)	(133)	(8,519)	(8,957)

Schedule of Non-controlling Interest Movement

The following table shows the non-controlling interest movements for the year ended December 31, 2018, 2017 and 2016:

	As of December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Balances as of January 1,	217,280	238,969	59
Changes due to initial application of IFRS 9	(3,157)	—	—
Restated balances as of January 1,	214,123	238,969	59
Integration Itaú Corpbanca	—	—	247,867
Comprehensive income	3,959	(21,689)	(8,957)

Balances as of December 31,	218,082	217,280	238,969

Schedule of Main Subsidiary with Non-controlling Interest

The main subsidiary with non-controlling interest of Itaú Corpbanca, is the following:

Entity Name	Country	Group participation	Non-controlling participation	Main activity
Itaú Corpbanca Colombia S.A. and subsidiaries	Colombia	66.28%	33.72%	Bank

Schedule of Consolidation Elimination Adjustments

Summarized financial information for the main subsidiary with non-controlling interest, is as follows:

	As of December 31,
	2018	2017	2016
Summary Statements of Financial Position	MCh$	MCh$	MCh$
Current assets	4,669,275	4,589,487	5,502,852
Current liabilities	(3,523,186)	(3,939,253)	(4,813,426)

Net current assets (liabilities)	1,146,089	650,234	689,426
Non-current assets	1,664,700	1,690,890	1,780,581
Non-current liabilities	(2,160,781)	(1,697,961)	(1,764,461)

Net non-current assets (liabilities)	(496,081)	(7,071)	(16,120)

Total net assets (liabilities)	650,008	643,163	673,306

Accumulated non-controlling interest	217,673	216,883	237,917

Summary of Income Statements
	For the years ended December 31,
	2018	2017	2016
Summary Income Statements		MCh$	MCh$
Interest income and readjustments	553,937	579,176	482,806
Income of the period	(13,087)	(14,830)	(1,563)
Non-controlling interests income	(4,500)	(5,001)	(527)

Summary of Cash Flows Statements
	For the years ended December 31,
	2018	2017	2016
Summary Cash Flows Statements	MCh$	MCh$	MCh$
Net cash flows provided by (used in) operating activities	232,480	16,822	(35,057)
Net cash flows provided by (used in) investing activities	(145,665)	(158,402)	93,018
Net cash flows provided by (used in) financing activities	(24,122)	35,937	(4,400)

Net increase (decrease) in cash flows	62,693	(105,643)	53,561

Schedule of Consolidated Comprehensive Income
Consolidated comprehensive income for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018
Concepts	Equity holders of the Bank	Non-controlling interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	171,331	(4,477)	166,854
Other comprehensive income (loss) before income taxes
Financial instruments at fair value through other comprehensive income	(295)	(664)	(959)
Hedge of net investment in foreign operations	(35,338)	(1,195)	(36,533)
Cash flow hedge	11,289	—	11,289
Exchange differences	38,366	10,244	48,610
Defined benefits obligations	(500)	(254)	(754)

Subtotals	13,522	8,131	21,653

Income taxes
Financial instruments at fair value through other comprehensive income	(1,468)	(704)	(2,172)
Hedge of net investment in foreign operations	9,541	1,024	10,565
Cash flow hedge	(1,669)	—	(1,669)
Defined benefits obligations	(29)	(15)	(44)

Subtotals	6,375	305	6,680

Other comprehensive income for the year	19,897	8,436	28,333

Comprehensive income for the year	191,228	3,959	195,187

	2017
Concepts	Equity holders of the Bank	Non-controlling interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	67,821	(4,996)	62,825
Other comprehensive income (loss) before income taxes
Available for sale investments	6,220	3,746	9,966
Net investment in foreign operations hedges	49,824	(627)	49,197
Cash flow hedges	(127)	—	(127)
Exchange differences	(59,865)	(18,437)	(78,302)
Defined benefits obligations	(138)	(70)	(208)

Subtotals	(4,086)	(15,388)	(19,474)

Income taxes
Available for sale investments	(2,173)	(1,160)	(3,333)
Net investment in foreign operations hedges	(14,068)	(143)	(14,211)
Cash flows hedges	44	—	44
Defined benefits obligations	(4)	(2)	(6)

Subtotals	(16,201)	(1,305)	(17,506)

Other comprehensive income (loss) for the year	(20,287)	(16,693)	(36,980)

Comprehensive income (loss) for the year	47,534	(21,689)	25,845

	2016
Concepts	Equity holders of the Bank	Non-controlling interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	14,407	(438)	13,969
Other comprehensive income (loss) before income taxes
Available for sale investments	11,542	3,876	15,418
Net investment in foreign operations hedges	14,917	(1,459)	13,458
Cash flow hedges	(5,603)	—	(5,603)
Exchange differences	2,380	(9,481)	(7,101)
Defined benefits obligations	(2,598)	(1,322)	(3,920)

Subtotals	20,638	(8,386)	12,252

Income taxes
Available for sale investments	(2,990)	(1,035)	(4,025)
Net investment in foreign operations hedges	(3,219)	534	(2,685)
Cash flows hedges	1,345	—	1,345
Defined benefits obligations	722	368	1,090

Subtotals	(4,142)	(133)	(4,275)

Other comprehensive income (loss) for the year	16,496	(8,519)	7,977

Comprehensive income (loss) for the year	30,903	(8,957)	21,946